Fair Value	12 Months Ended
Mar. 31, 2012
Fair Value
(18)	Fair Value

The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

Cash and cash equivalents, Time deposits, Trade receivables, Short-term debt, Trade payables and Accrued expenses

The carrying amount approximates fair value because of the short maturity of these instruments.

Short-term investments

The carrying amount is equal to the fair value which is estimated based on quoted market prices.

Investments and advances

The fair value of investments and advances is estimated based on quoted market prices or the present value of future cash flows using appropriate current discount rates. The Company classified advances in Level 2. The three levels of the fair value hierarchy are described below in this Note.

Long-term debt, including current portion

The fair value of long-term debt is estimated based on quoted market prices or the present value of future cash flows using appropriate current discount rates. The Company classified long-term debt in Level 2. The three levels of the fair value hierarchy are described below in this Note.

Derivative financial instruments

The fair value of derivative financial instruments, all of which are used for hedging purposes, is estimated based on unadjusted market prices or quotes obtained from brokers, which are periodically validated by pricing models using observable inactive market inputs.

The estimated fair values of financial instruments, all of which are held or issued for purposes other than trading, at March 31, 2012 and 2011 are as follows:

	Yen (millions)
	2012		2011
	Carrying amount	Fair value	Carrying amount	Fair value
Non-derivatives:
Assets:
Short-term investments	483	483	—	—
Other investments and advances	310,529	310,526	409,938	410,023
Liabilities:
Long-term debt, including current portion	(1,157,393)	(1,175,868)	(1,535,858)	(1,548,251)
Derivatives:
Other current assets:
Forward:
To sell foreign currencies	452	452	1,420	1,420
To buy foreign currencies	6,378	6,378	451	451
Cross currency swaps	304	304	—	—
Interest rate swaps	—	—	0	0
Commodity futures:
To sell commodity	19	19	—	—
To buy commodity	2,559	2,559	20,390	20,390
Other current liabilities:
Forward:
To sell foreign currencies	(9,837)	(9,837)	(4,536)	(4,536)
To buy foreign currencies	(1,896)	(1,896)	(3,286)	(3,286)
Cross currency swaps	—	—	(462)	(462)
Commodity futures:
To sell commodity	(1,000)	(1,000)	(5,333)	(5,333)
To buy commodity	(210)	(210)	—	—

Limitations

Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instruments. These estimates are subjective in nature and involve uncertainties and matters of significant judgments and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

The provisions of ASC 820 define fair value and establish a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

Level 1 —	Quoted prices (unadjusted) in active markets for identical assets.
Level 2 —	Quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs that are derived principally from or corroborated by observable market data by correlation or other means.
Level 3 —	Unobservable inputs for the asset or liability.

The following table represents assets and liabilities that are measured at fair value on a recurring basis at March 31, 2012 and 2011:

	Yen (millions)
	2012
	Level 1	Level 2	Level 3	Total
Assets:
Available-for-sale securities:
Equity securities	225,433	—	—	225,433
Corporate and government bonds	—	1,711	—	1,711
Other debt securities	—	593	—	593

Total available-for-sale securities	225,433	2,304	—	227,737

Derivatives:
Foreign exchange contracts	—	6,830	—	6,830
Cross currency swaps	—	304	—	304
Commodity futures	2,056	522	—	2,578

Total derivatives	2,056	7,656	—	9,712

Total	227,489	9,960	—	237,449

Liabilities:
Derivatives:
Foreign exchange contracts	—	(11,733)	—	(11,733)
Commodity futures	(753)	(457)	—	(1,210)

Total derivatives	(753)	(12,190)	—	(12,943)

Total	(753)	(12,190)	—	(12,943)

	Yen (millions)
	2011
	Level 1	Level 2	Level 3	Total
Assets:
Available-for-sale securities:
Equity securities	313,813	—	—	313,813
Corporate and government bonds	—	2,201	—	2,201
Other debt securities	—	546	—	546

Total available-for-sale securities	313,813	2,747	—	316,560

Derivatives:
Foreign exchange contracts	—	1,871	—	1,871
Interest rate swaps	—	0	—	0
Commodity futures	18,564	1,826	—	20,390

Total derivatives	18,564	3,697	—	22,261

Total	332,377	6,444	—	338,821

Liabilities:
Derivatives:
Foreign exchange contracts	—	(7,822)	—	(7,822)
Cross currency swaps	—	(462)	—	(462)
Commodity futures	(2,427)	(2,906)	—	(5,333)

Total derivatives	(2,427)	(11,190)	—	(13,617)

Total	(2,427)	(11,190)	—	(13,617)

The Company’s existing marketable equity securities and commodity futures are included in Level 1, which are valued using an unadjusted quoted market price in active markets with sufficient volume and frequency of transactions.

Level 2 available-for-sale securities include all debt securities, which are valued using inputs other than quoted prices that are observable. Level 2 derivatives including foreign exchange contracts and commodity futures are valued using quotes obtained from brokers, which are periodically validated by pricing models using observable market inputs, such as foreign currency exchange rates and market prices for commodity futures.

The following table presents assets and liabilities that are measured at fair value on a nonrecurring basis for the years ended March 31, 2012 and 2011:

	Yen (millions)
	2012
	Total gains (losses)	Fair value
		Level 1	Level 2	Level 3	Total
Assets:
Investments in associated companies	(8,831)	29,349	—	—	29,349
Long-lived assets	(399,259)	—	—	227,311	227,311
Goodwill	(163,902)	—	—	87,379	87,379
Liabilities:
Other accrued expenses	(48,000)	—	—	(48,000)	(48,000)

	Yen (millions)
	2011
	Total gains (losses)	Fair value
		Level 1	Level 2	Level 3	Total
Assets:
Investments in associated companies	(8,318)	23,196	—	2,933	26,129
Long-lived assets	(34,692)	—	—	31,114	31,114

During the year ended March 31, 2012, the Company classified most of assets and liabilities described above in Level 3 as the Company used unobservable inputs to value these assets and liabilities when recognizing impairment losses related to the assets and accrued expenses related to the liabilities. The fair value for the major assets and liabilities was measured through repurchase cost method, excess earnings method, relief-from-royalty method, discounted cash flow method, guideline public company method, and guideline merged and acquired company method. The Company classified certain investments in Level 1 as the Company used an unadjusted quoted market price in active markets as input to value the investment.

During the year ended March 31, 2011, the Company classified most of assets described above in Level 3 as the Company used unobservable inputs to value these assets when recognizing impairment losses related to the assets. The fair value for the major assets was measured through estimated future cash flows. The Company classified certain investments in Level 1 as the Company used an unadjusted quoted market price in active markets as input to value the investment.

The following table presents assets and liabilities that are measured at fair value on a nonrecurring basis in Level 3 for the three months ended March 31, 2012:

Yen (millions)
For the three months ended March 31, 2012
	Fair value at March 31, 2012	Valuation technique	Unobservable inputs	Range
Assets:
Long-lived assets	212,821	Repurchase cost method	Residual value ratio	12.2%-43.9%
		Excess earnings method	Discount rate	8.0%-15.0%
		Relief-from-royalty method	Discount rate	8.0%-15.0%

Goodwill	76,911	Discounted cash flow method	Weighted average cost of capital	5.4%-7.9%
		Guideline public company method	EBITDA multiple	4.4-8.3
		Guideline merged and acquired company method	EBITDA multiple	9.0-10.0